SCHEDULE OF DUE FROM (TO) RELATED PARTY TRANSACTION (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Nova Pulsar Holdings Limited [Member]
Related Party Transaction [Line Items]
Due from a related party	$ 714,527
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Due to related parties	37,512	87,456
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		12,951
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		4,382
Related Party [Member]
Related Party Transaction [Line Items]
Due from a related party	714,527
Due to related parties	$ 37,512	$ 104,789